STOCKHOLDERS' EQUITY (Details) (USD $)	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Aug. 18, 2014	Apr. 28, 2014	Jul. 21, 2014
STOCKHOLDERS' EQUITY
Voting right per share	1
Anniversary period from filing of a certificate of designations creating a new trading stock	2 years
Fantex Series Vernon Davis
STOCKHOLDERS' EQUITY
Number of shares issued through initial public offering			421,100
Gross proceeds from initial public offering			$ 4,211,000
Dividends paid (in dollars per share)		$ 0.70
Fantex Series EJ Manuel
STOCKHOLDERS' EQUITY
Number of shares issued through initial public offering				523,700
Gross proceeds from initial public offering				$ 5,237,000